Portfolio of investments—October 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.78%
Communication services: 12.07%
Entertainment: 1.42%
Netflix, Inc.†	21,348	$8,788,758
Interactive media & services: 10.65%
Alphabet, Inc. Class A†	181,796	22,557,248
Alphabet, Inc. Class C†	97,293	12,190,813
Meta Platforms, Inc. Class A†	102,795	30,969,049
		65,717,110
Consumer discretionary: 17.80%
Broadline retail: 7.24%
Amazon.com, Inc.†	335,574	44,661,544
Hotels, restaurants & leisure: 3.22%
Airbnb, Inc. Class A†	18,378	2,173,934
Booking Holdings, Inc.†	2,626	7,325,384
Chipotle Mexican Grill, Inc.†	3,740	7,263,828
Starbucks Corp.	33,857	3,122,970
		19,886,116
Specialty retail: 5.43%
AutoZone, Inc.†	1,727	4,278,003
Home Depot, Inc.	8,307	2,364,920
O’Reilly Automotive, Inc.†	8,338	7,758,009
TJX Cos., Inc.	144,038	12,685,427
Ulta Beauty, Inc.†	16,934	6,457,103
		33,543,462
Textiles, apparel & luxury goods: 1.91%
lululemon athletica, Inc.†	19,375	7,623,675
NIKE, Inc. Class B	40,746	4,187,466
		11,811,141
Consumer staples: 0.62%
Beverages: 0.62%
Constellation Brands, Inc. Class A	16,475	3,857,621
Financials: 7.68%
Capital markets: 1.97%
BlackRock, Inc.	7,279	4,456,786
Moody’s Corp.	3,032	933,856
S&P Global, Inc.	19,406	6,778,710
		12,169,352
Financial services: 5.71%
Mastercard, Inc. Class A	53,235	20,034,992
Visa, Inc. Class A	64,577	15,182,053
		35,217,045
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 1

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Health care: 10.59%
Biotechnology: 2.02%
Alnylam Pharmaceuticals, Inc.†	13,923	$2,113,511
Seagen, Inc.†	10,653	2,267,065
Vertex Pharmaceuticals, Inc.†	22,405	8,113,075
		12,493,651
Health care equipment & supplies: 3.86%
Becton Dickinson & Co.	7,115	1,798,530
Boston Scientific Corp.†	211,597	10,831,650
Intuitive Surgical, Inc.†	17,984	4,715,764
Stryker Corp.	24,021	6,490,955
		23,836,899
Health care providers & services: 0.37%
UnitedHealth Group, Inc.	4,200	2,249,352
Health care technology: 1.61%
Veeva Systems, Inc. Class A†	51,580	9,939,982
Pharmaceuticals: 2.73%
Eli Lilly & Co.	23,201	12,851,730
Novo Nordisk AS ADR	13,000	1,255,410
Zoetis, Inc.	17,602	2,763,514
		16,870,654
Industrials: 5.47%
Aerospace & defense: 0.65%
TransDigm Group, Inc.†	4,869	4,031,970
Commercial services & supplies: 1.94%
Copart, Inc.†	274,990	11,967,565
Ground transportation: 2.08%
Uber Technologies, Inc.†	295,914	12,807,158
Machinery: 0.80%
Fortive Corp.	76,045	4,964,218
Information technology: 41.51%
Communications equipment: 1.10%
Arista Networks, Inc.†	34,010	6,814,583
IT services: 0.26%
MongoDB, Inc.†	4,600	1,585,114
Semiconductors & semiconductor equipment: 9.91%
Advanced Micro Devices, Inc.†	109,423	10,778,166
Marvell Technology, Inc.	123,652	5,838,847
Microchip Technology, Inc.	167,918	11,970,874
NVIDIA Corp.	79,862	32,567,724
		61,155,611
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Growth Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Software: 21.06%
Adobe, Inc.†	9,823	$5,226,425
Crowdstrike Holdings, Inc. Class A†	43,831	7,748,006
Intuit, Inc.	14,613	7,232,704
Microsoft Corp.	202,162	68,352,994
Oracle Corp.	120,729	12,483,379
Palo Alto Networks, Inc.†	34,614	8,411,894
Salesforce, Inc.†	18,530	3,721,380
ServiceNow, Inc.†	15,493	9,014,602
VMware, Inc. Class A†	9,000	1,310,850
Workday, Inc. Class A†	30,887	6,539,087
		130,041,321
Technology hardware, storage & peripherals: 9.18%
Apple, Inc.	332,065	56,706,740
Materials: 2.23%
Chemicals: 2.23%
Linde PLC	35,980	13,750,117
Real estate: 0.81%
Real estate management & development: 0.15%
CoStar Group, Inc.†	12,693	931,793
Specialized REITs : 0.66%
Equinix, Inc.	5,568	4,062,636
Total common stocks (Cost $271,447,635)		609,861,513

		Yield
Short-term investments: 1.22%
Investment companies: 1.22%
Allspring Government Money Market Fund Select Class♠∞		5.29%	7,542,955	7,542,955
Total short-term investments (Cost $7,542,955)				7,542,955
Total investments in securities (Cost $278,990,590)	100.00%			617,404,468
Other assets and liabilities, net	0.00			16,141
Total net assets	100.00%			$617,420,609

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 3

Portfolio of investments—October 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,449,356	$35,383,270	$(30,289,671)	$0	$0	$7,542,955	7,542,955	$75,435
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Growth Fund

Notes to portfolio of investments—October 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$74,505,868	$0	$0	$74,505,868
Consumer discretionary	109,902,263	0	0	109,902,263
Consumer staples	3,857,621	0	0	3,857,621
Financials	47,386,397	0	0	47,386,397
Health care	65,390,538	0	0	65,390,538
Industrials	33,770,911	0	0	33,770,911
Information technology	256,303,369	0	0	256,303,369
Materials	13,750,117	0	0	13,750,117
Real estate	4,994,429	0	0	4,994,429
Short-term investments
Investment companies	7,542,955	0	0	7,542,955
Total assets	$617,404,468	$0	$0	$617,404,468
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Large Cap Growth Fund | 5